Schedule of trade and other payables (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Accounts payable	$ 7,995	$ 15,148
Accrued liabilities	3,202	2,528
Other payable	1,531	2,121
GST/HST payable	1,750	1,845
Due to related party (note 24)	$ 157	$ 144